CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 8,328,814	$ 5,442,958	$ 5,898,611
Employee benefit expenses and severance payments	(1,961,097)	(1,346,737)	(1,473,756)
Interconnection and transmission costs	(243,797)	(155,918)	(174,151)
Fees for services, maintenance, materials and supplies	(1,064,393)	(724,120)	(741,134)
Taxes and fees with the Regulatory Authority	(720,488)	(428,352)	(453,157)
Commissions and advertising	(437,205)	(305,491)	(345,483)
Cost of equipment and handsets	(288,668)	(259,216)	(318,199)
Programming and content costs	(450,698)	(314,423)	(332,792)
Bad debt expenses	(143,722)	(112,102)	(127,913)
Other operating expenses, net	(493,211)	(264,218)	(272,257)
Depreciation, amortization and impairment of Fixed and intangible assets	(2,075,488)	(1,725,057)	(2,018,038)
Operating income (loss)	450,047	(192,676)	(358,269)
Losses from associates and joint ventures	(3,742)	(15,094)	(5,408)
Financial results from borrowings	(748,840)	1,914,786	(1,817,071)
Other financial results, net	110,799	190,451	496,492
Income (loss) before income tax	(191,736)	1,897,467	(1,684,256)
Income tax benefit (expense)	46,432	(538,237)	968,990
Net income (loss) for the year	(145,304)	1,359,230	(715,266)
Attributable to:
Controlling Company	(170,006)	1,331,805	(738,306)
Non-controlling interest	$ 24,702	$ 27,425	$ 23,040
Earnings (losses) per share for income attributable to the Controlling Company
Basic earnings (losses) per share	$ (78.94)	$ 618.38	$ (342.81)
Diluted earnings (losses) per share	$ (78.94)	$ 618.38	$ (342.81)